Fair Value (Details) - Schedule of Fair Value Measurement Unit Offering Common and Underwriter Warrants - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Jul. 05, 2022 $ / shares
Fair Value (Details) - Schedule of Fair Value Measurement Unit Offering Common and Underwriter Warrants [Line Items]
Exercise price	$ 4.6
Expected term (years)	5 years
Volatility	136.90%